Shareholders' Interest ( Schedule Of Earning Per Share) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NUMERATOR:
Net income (loss) attributable to the Company		$ (68,088)	$ (114,852)	$ (186,631)	$ (424,190)	$ (309,227)	$ (101,855)	$ 7,202	$ (203,003)	$ (793,761)	$ (606,883)	$ (424,479)
Less: Participating securities dividends											2,566	8,456
Less: Income (loss) attributable to the Company - unvested shares										0	0	0
Net loss attributable to the Company per common share - basic and diluted										$ (793,761)	$ (609,449)	$ (432,935)
DENOMINATOR:
Weighted average common shares outstanding - basic										83,941	83,364	82,745
Effect of dilutive securities:
Stock options and common stock warrants	[1]									0	0	0
Weighted average common shares outstanding - diluted										83,941	83,364	82,745
Net loss attributable to the Company per common share:
Basic		$ (0.81)	$ (1.37)	$ (2.22)	$ (5.06)	$ (3.70)	$ (1.22)	$ 0.09	$ (2.47)	$ (9.46)	$ (7.31)	$ (5.23)
Diluted		$ (0.81)	$ (1.37)	$ (2.22)	$ (5.06)	$ (3.70)	$ (1.22)	$ 0.09	$ (2.47)	$ (9.46)	$ (7.31)	$ (5.23)

[1]	6.8 million, 6.4 million and 5.4 million stock options and restricted shares were outstanding at December 31, 2014, 2013 and 2012, respectively, that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive.